Earnings Per Share - Reconciliation Number of Shares Used for Basic and Diluted EPS (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Earnings per share [abstract]
Weighted average number of common shares for basic earnings per share	190,581,647	189,832,053	189,859,971
Number of potential common shares attributable to share-based compensation	1,319,074	1,598,230	2,202,438
Weighted average number of common shares for diluted earnings per share	191,900,721	191,430,283	192,062,409